Shareholder Report, Average Annual Return (Details) 190902_Boston Partners All-Cap Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	25.86%	11.96%	11.94%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
Russell 3000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return Index
Average Annual Return, Percent	29.77%	11.64%	11.66%